Columbia Variable Portfolio – Contrarian Core Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 11.3%
Entertainment 1.5%
Endeavor Group Holdings, Inc., Class A	360,970	9,287,758
Take-Two Interactive Software, Inc.(a)	88,040	13,073,059
Total		22,360,817
Interactive Media & Services 8.4%
Alphabet, Inc., Class A(a)	207,729	31,352,538
Alphabet, Inc., Class C(a)	185,726	28,278,641
Meta Platforms, Inc., Class A	106,181	51,559,370
Pinterest, Inc., Class A(a)	319,033	11,060,874
Total		122,251,423
Media 0.4%
Comcast Corp., Class A	135,195	5,860,703
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	90,917	14,839,473
Total Communication Services		165,312,416
Consumer Discretionary 9.4%
Automobiles 0.4%
Tesla, Inc.(a)	33,923	5,963,324
Broadline Retail 6.1%
Amazon.com, Inc.(a)	386,538	69,723,725
eBay, Inc.	374,771	19,780,413
Total		89,504,138
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	212,408	10,981,493
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc., Class B	173,082	16,266,247
Tapestry, Inc.	287,786	13,664,079
Total		29,930,326
Total Consumer Discretionary		136,379,281
Consumer Staples 5.5%
Consumer Staples Distribution & Retail 3.0%
Dollar Tree, Inc.(a)	53,192	7,082,515
Sysco Corp.	204,054	16,565,104
Walmart, Inc.	336,243	20,231,741
Total		43,879,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Mondelez International, Inc., Class A	103,768	7,263,760
Household Products 1.3%
Procter & Gamble Co. (The)	120,748	19,591,363
Personal Care Products 0.7%
Coty, Inc., Class A(a)	796,058	9,520,854
Total Consumer Staples		80,255,337
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Canadian Natural Resources Ltd.	226,781	17,307,926
Chevron Corp.	162,972	25,707,203
EOG Resources, Inc.	108,256	13,839,447
Total		56,854,576
Total Energy		56,854,576
Financials 13.2%
Banks 4.6%
Bank of America Corp.	568,203	21,546,258
JPMorgan Chase & Co.	134,479	26,936,144
Wells Fargo & Co.	331,603	19,219,710
Total		67,702,112
Capital Markets 2.9%
BlackRock, Inc.	27,039	22,542,414
Charles Schwab Corp. (The)	152,087	11,001,974
S&P Global, Inc.	18,852	8,020,583
Total		41,564,971
Consumer Finance 0.7%
American Express Co.	46,051	10,485,352
Financial Services 4.4%
Berkshire Hathaway, Inc., Class B(a)	14,313	6,018,903
Block, Inc., Class A(a)	141,264	11,948,109
MasterCard, Inc., Class A	45,399	21,862,796
Visa, Inc., Class A	84,810	23,668,775
Total		63,498,583

Columbia Variable Portfolio – Contrarian Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.6%
Aon PLC, Class A	26,387	8,805,870
Total Financials		192,056,888
Health Care 11.9%
Biotechnology 3.7%
AbbVie, Inc.	143,969	26,216,755
Biogen, Inc.(a)	33,134	7,144,684
BioMarin Pharmaceutical, Inc.(a)	107,817	9,416,737
Vertex Pharmaceuticals, Inc.(a)	26,845	11,221,478
Total		53,999,654
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	99,039	11,256,773
Becton Dickinson & Co.	55,361	13,699,079
Boston Scientific Corp.(a)	88,339	6,050,338
Total		31,006,190
Health Care Providers & Services 1.9%
Elevance Health, Inc.	52,818	27,388,246
Life Sciences Tools & Services 2.1%
IQVIA Holdings, Inc.(a)	23,665	5,984,642
Thermo Fisher Scientific, Inc.	43,163	25,086,767
Total		31,071,409
Pharmaceuticals 2.1%
Eli Lilly & Co.	24,809	19,300,410
Pfizer, Inc.	383,632	10,645,788
Total		29,946,198
Total Health Care		173,411,697
Industrials 10.2%
Aerospace & Defense 1.9%
L3Harris Technologies, Inc.	51,359	10,944,603
RTX Corp.	175,242	17,091,352
Total		28,035,955
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	118,792	17,656,055
Electrical Equipment 1.3%
Emerson Electric Co.	165,856	18,811,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	147,065	11,322,534
Union Pacific Corp.	47,964	11,795,787
Total		23,118,321
Industrial Conglomerates 2.5%
General Electric Co.	82,613	14,501,060
Honeywell International, Inc.	105,849	21,725,507
Total		36,226,567
Machinery 1.2%
Parker-Hannifin Corp.	31,152	17,313,970
Passenger Airlines 0.5%
United Airlines Holdings, Inc.(a)	167,424	8,016,261
Total Industrials		149,178,517
Information Technology 28.7%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	100,469	14,592,118
IT Services 1.3%
Accenture PLC, Class A	34,940	12,110,553
International Business Machines Corp.	38,660	7,382,514
Total		19,493,067
Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices, Inc.(a)	63,231	11,412,563
Entegris, Inc.	70,535	9,912,989
Lam Research Corp.	20,402	19,821,971
Marvell Technology, Inc.	43,428	3,078,176
NVIDIA Corp.	93,478	84,462,982
ON Semiconductor Corp.(a)	121,774	8,956,478
QUALCOMM, Inc.	96,839	16,394,843
Total		154,040,002
Software 9.7%
Adobe, Inc.(a)	22,527	11,367,124
Intuit, Inc.	21,513	13,983,450
Microsoft Corp.	258,690	108,836,057
Palo Alto Networks, Inc.(a)	28,297	8,040,027
Total		142,226,658
Columbia Variable Portfolio – Contrarian Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	517,153	88,681,396
Total Information Technology		419,033,241
Materials 2.0%
Chemicals 0.5%
Sherwin-Williams Co. (The)	23,727	8,241,099
Containers & Packaging 0.6%
Avery Dennison Corp.	36,976	8,254,892
Metals & Mining 0.9%
Newmont Corp.	365,773	13,109,304
Total Materials		29,605,295
Real Estate 0.9%
Specialized REITs 0.9%
American Tower Corp.	63,969	12,639,635
Total Real Estate		12,639,635
Utilities 1.4%
Multi-Utilities 1.4%
DTE Energy Co.	86,618	9,713,342
Public Service Enterprise Group, Inc.	165,597	11,058,568
Total		20,771,910
Total Utilities		20,771,910
Total Common Stocks (Cost $968,272,959)		1,435,498,793

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	26,056,637	26,051,425
Total Money Market Funds (Cost $26,050,559)		26,051,425
Total Investments in Securities (Cost: $994,323,518)		1,461,550,218
Other Assets & Liabilities, Net		(2,883,944)
Net Assets		1,458,666,274
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	22,892,473	85,965,174	(82,807,088)	866	26,051,425	(956)	242,473	26,056,637
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Contrarian Core Fund  | First Quarter Report 2024

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